INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX
Summary of significant components of the Company's deferred tax assets

The Company’s net deferred tax assets are as follows:

	December 31,
	2021	2020
Deferred tax asset
Net operating loss carryforward	$25,360	$—
Startup costs	364,454	—
Total deferred tax asset	389,814	—
Valuation allowance	(389,814)	—
Deferred tax asset, net of allowance	$—	$—

Income tax provision

The income tax provision consists of the following:

	December 31,
	2021	2020
Federal
Current	$—	$—
Deferred	(389,814)	—
State
Current	$—	$—
Deferred	—	—
Change in valuation allowance	389,814	—
Income tax provision	$—	$—

Schedule of reconciliation of the total income tax provision tax rate to the statutory federal income tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2021 and 2020 is as follows:

	December 31,
	2021	2020

Statutory federal income tax rate	21.0%	21.0%
Offering costs	1.7%	0.0%
Change in fair value of warrant liability	(27.4)%	0.0%
Valuation allowance	4.7%	(21.0)%
Income tax provision	0.0%	0.0%